RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The following table provides the activity in the restructuring liability:

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Balance, beginning of period	$0.4	$1.3	$3.3
Expensed in period	1.1	5.3	5.9
Disbursements	(0.6)	(6.2)	(7.9)
Balance, end of period	$0.9	$0.4	$1.3
Classification:
Accounts payable and accrued liabilities (note 17)	$0.3	$0.4	$1.2
Liabilities associated with assets held for sale	0.6
Other long-term obligations (note 20)	–	–	0.1
	$0.9	$0.4	$1.3

Schedule Of Restructuring Reserve By Year Of Initiatives [Table Text Block]

The following table provides restructuring liability by year of initiatives:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
2009 and prior initiatives	$0.2	$0.2	$0.2
2010 initiatives	–	–	0.1
2011 initiatives	–	–	1.0
2012 initiatives	0.7	0.2	–
	$0.9	$0.4	$1.3